Fair Value Disclosure Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Fair Value, Assets Measured on Recurring Basis

		September 30, 2016
(Dollar amounts in thousands)	Level I	Level II	Level III	Total
Assets measured on a recurring basis:
U.S. government agency securities	$—	$10,863	$—	$10,863
Obligations of states and political subdivisions	—	87,525	—	87,525
Mortgage-backed securities in government-sponsored entities	—	21,380	—	21,380
Private-label mortgage-backed securities	—	2,068	—	2,068

Total debt securities	—	121,836	—	121,836
Equity securities in financial institutions	5	1,213	—	1,218

Total	$5	$123,049	$—	$123,054

		December 31, 2015
(Dollar amounts in thousands)	Level I	Level II	Level III	Total
Assets measured on a recurring basis:
U.S. government agency securities	$—	$21,629	$—	$21,629
Obligations of states and political subdivisions	—	97,290	—	97,290
Mortgage-backed securities in government-sponsored entities	—	24,524	—	24,524
Private-label mortgage-backed securities	—	2,263	—	2,263

Total debt securities	—	145,706	—	145,706
Equity securities in financial institutions	5	809	—	814

Total	$5	$146,515	$—	$146,520

		December 31, 2015
(Dollar amounts in thousands)	Level I	Level II	Level III	Total
Assets measured on a recurring basis:
U.S. government agency securities	$—	$21,629	$—	$21,629
Obligations of states and political subdivisions	—	97,290	—	97,290
Mortgage-backed securities in government- sponsored entities	—	24,524	—	24,524
Private-label mortgage-backed securities	—	2,263	—	2,263

Total debt securities	—	145,706	—	145,706
Equity securities in financial institutions	—	814	—	814

Total	$—	$146,520	$—	$146,520

		December 31, 2014
	Level I	Level II	Level III	Total
Assets measured on a recurring basis:
U.S. government agency securities	$—	$22,896	$—	$22,896
Obligations of states and political subdivisions	—	98,345	—	98,345
Mortgage-backed securities in government- sponsored entities	—	29,391	—	29,391
Private-label mortgage-backed securities	—	2,919	—	2,919

Total debt securities	—	153,551	—	153,551
Equity securities in financial institutions	—	783	—	783

Total	$—	$154,334	$—	$154,334

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques

		September 30, 2016
(Dollar amounts in thousands)	Level I	Level II	Level III	Total
Assets measured on a nonrecurring basis:
Impaired loans	$—	$—	$11,102	$11,102
Other real estate owned	—	—	1,205	1,205

		December 31, 2015
(Dollar amounts in thousands)	Level I	Level II	Level III	Total
Assets measured on a nonrecurring basis:
Impaired loans	$—	$—	$12,848	$12,848
Other real estate owned	—	—	1,412	1,412

		December 31, 2015
(Dollar amounts in thousands)	Level I	Level II	Level III	Total
Assets measured on a non-recurring basis:
Impaired loans	$—	$—	$12,848	$12,848
Other real estate owned	—	—	1,412	1,412

		December 31, 2014
	Level I	Level II	Level III	Total
Assets measured on a non-recurring basis:
Impaired loans	$—	$—	$12,772	$12,772
Other real estate owned	—	—	2,590	2,590

Fair Value Inputs, Assets, Quantitative Information

	Quantitative Information about Level III Fair Value Measurements
(Dollar amounts in thousands)	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
September 30, 2016
Impaired loans	$7,743	Discounted cash flow	Discount rate	3.1% to 7.0% (5.0%)
	3,359	Appraisal of collateral (1)	Appraisal adjustments (2)	0.0% to 55.7% (34.6%)

Other real estate owned	$1,205	Appraisal of collateral (1)	Appraisal adjustments (2)	0.0% to 10.0% (7.3%)

	Quantitative Information about Level III Fair Value Measurements
(Dollar amounts in thousands)	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2015
Impaired loans	$6,867	Discounted cash flow	Discount rate	3.1% to 7.9% (5.0%)
	5,981	Appraisal of collateral (1)	Appraisal adjustments (2)	0.0% to 87.1% (23.3%)

Other real estate owned	$1,412	Appraisal of collateral (1)	Appraisal adjustments (2)	0% to 10.0% (7.3%)

(1)	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable.

(2)	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.

	Quantitative Information about Level III Fair Value Measurements
(Dollar amounts in thousands)	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2015

Impaired loans	$6,867	Discounted cash flow	Discount rate	3.1% to 7.9% (5.0%)
	5,981	Appraisal of collateral (1)	Appraisal adjustments (2)	0.0% to 87.1% (23.3%)

Other real estate owned	$1,412	Appraisal of collateral (1)	Appraisal adjustments (2)	0.0% to 10.0% (7.3%)

	Quantitative Information about Level III Fair Value Measurements
(Dollar amounts in thousands)	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2014

Impaired loans	$12,772	Appraisal of collateral (1)	Appraisal adjustments (2)	0% to 84.6% (25.5%)

Other real estate owned	$2,590	Appraisal of collateral (1)	Appraisal adjustments (2)	0% to 10.0% (7.5%)

(1)	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable.
(2)	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.

Fair Value, by Balance Sheet Grouping

	September 30, 2016
	Carrying Value	Level I	Level II	Level III	Total Fair Value
	(Dollar amounts in thousands)
Financial assets:
Cash and cash equivalents	$23,276	$23,276	$—	$—	$23,276
Investment securities
Available for sale	123,054	5	123,049	—	123,054
Loans held for sale	880	—	880	—	880
Net loans	579,995	—	—	586,739	586,739
Bank-owned life insurance	13,438	13,438	—	—	13,438
Federal Home Loan Bank stock	1,887	1,887	—	—	1,887
Accrued interest receivable	2,526	2,526	—	—	2,526

Financial liabilities:
Deposits	$639,342	$454,427	$—	$188,668	$643,095
Short-term borrowings	32,803	32,803	—	—	32,803
Other borrowings	9,713	—	—	10,003	10,003
Accrued interest payable	391	391	—	—	391

	December 31, 2015
	Carrying Value	Level I	Level II	Level III	Total Fair Value
	(Dollar amounts in thousands)
Financial assets:
Cash and cash equivalents	$23,750	$23,750	$—	$—	$23,750
Investment securities
Available for sale	146,520	5	146,515	—	146,520
Loans held for sale	1,107	—	1,107	—	1,107
Net loans	527,325	—	—	534,021	534,021
Bank-owned life insurance	13,141	13,141	—	—	13,141
Federal Home Loan Bank stock	1,887	1,887	—	—	1,887
Accrued interest receivable	2,387	2,387	—	—	2,387

Financial liabilities:
Deposits	$624,447	$433,226	$—	$191,747	$624,973
Short-term borrowings	35,825	35,825	—	—	35,825
Other borrowings	9,939	—		10,063	10,063
Accrued interest payable	395	395	—	—	395

	December 31, 2015
	Carrying Value	Level I	Level II	Level III	Total Fair Value
	(in thousands)
Financial assets:
Cash and cash equivalents	$23,750	$23,750	$—	$—	$23,750
Investment securities available for sale	146,520	—	146,520	—	146,520
Loans held for sale	1,107	—	1,107	—	1,107
Net loans	527,325	—	—	534,021	534,021
Bank-owned life insurance	13,141	13,141	—	—	13,141
Federal Home Loan Bank stock	1,887	1,887	—	—	1,887
Accrued interest receivable	2,387	2,387	—	—	2,387
Financial liabilities:
Deposits	$624,447	$433,226	$—	$191,747	$624,973
Short-term borrowings	35,825	35,825	—	—	35,825
Other borrowings	9,939	—		10,063	10,063
Accrued interest payable	395	395	—	—	395

	December 31, 2014
	Carrying Value	Level I	Level II	Level III	Total Fair Value
	(in thousands)
Financial assets:
Cash and cash equivalents	$25,639	$25,639	$—	$—	$25,639
Investment securities available for sale	154,334	—	154,334	—	154,334
Loans held for sale	438	—	438	—	438
Net loans	463,738	—	—	475,019	475,019
Bank-owned life insurance	9,092	9,092	—	—	9,092
Federal Home Loan Bank stock	1,887	1,887	—	—	1,887
Accrued interest receivable	2,095	2,095	—	—	2,095
Financial liabilities:
Deposits	$586,112	$416,254	$—	$170,542	$586,796
Short-term borrowings	14,808	14,808	—	—	14,808
Other borrowings	10,624	—		10,822	10,822
Accrued interest payable	315	315	—	—	315